Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of goodwill [Abstract]
Schedule of carrying amount of goodwill
	December 31,
	2021	2020
Opening balance	$872,424	$724,193
Acquisition of subsidiaries	49,416	116,416
Classifications	1,585	3,066
Foreign currency translation adjustments	9,429	28,749
Closing balance	$932,854	$872,424